Major Customer and Concentrations of Credit Risk (Notes)	12 Months Ended
Dec. 31, 2011
Major Customers And Concentrations Of Credit Risk [Abstract]
Major Customer and Concentrations of Credit Risk [Text Block]
MAJOR CUSTOMER AND CONCENTRATIONS OF CREDIT RISK

TRMC, a wholly owned subsidiary of Tesoro, accounted for 96% of our total revenues in the year ended December 31, 2011. Historically, TRMC was a customer of the Crude Oil Gathering segment and accounted for 84% and 85% of the TLLP Predecessor's total revenues in the years ended December 31, 2010 and 2009, respectively. These percentages are not comparable as no revenues were recorded for the Predecessors with TRMC in the Terminalling, Transportation and Storage segment or for trucking services in the Crude Oil Gathering segment prior to April 26, 2011.